Schedule of Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Employee benefits	$ 10,453	$ 12,220
Tax loss and credit carry forwards	3,318	4,099
Other - assets	2,632	2,504
Deferred Tax Assets, Gross, Total	16,403	18,823
Valuation allowances	(2,473)	(3,414)
Deferred tax assets	13,930	15,409
Spectrum and other intangible amortization	31,404	29,945
Depreciation	22,848	24,725
Other - liabilities	5,642	6,125
Deferred tax liabilities	59,894	60,795
Net deferred tax liability	$ 45,964	$ 45,386